Commitments And Contingencies (Schedule Of Future Minimum Lease Payments Under Operating Leases) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Commitments And Contingencies [Abstract]
2019	$ 29
2020	22
2021	20
2022	15
2023	8
Thereafter	5
Total future minimum lease payments	$ 99